Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 70% - Class A
Expense Example, No Redemption:
1 Year	$ 668
3 Years	866
5 Years	1,080
10 Years	1,696
Fidelity Advisor Asset Manager 70% - Class C
Expense Example, No Redemption:
1 Year	176
3 Years	545
5 Years	939
10 Years	1,840
Fidelity Advisor Asset Manager 70% - Class M
Expense Example, No Redemption:
1 Year	469
3 Years	721
5 Years	992
10 Years	1,765
Fidelity Advisor Asset Manager 70% - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	871
Fidelity Advisor Asset Manager 70% - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750